                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                       Supplement dated May 8, 2007 to the
          Statement of Additional Information dated February 28, 2007, as supplemented March 23, 2007


The following information replaces in its entirety the information appearing under the heading "TRUSTEES AND OFFICERS - TRUSTEE OWNERSHIP OF FUND SHARES" in Appendix C in the Statement of Additional Information:

            "TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2006

------------------------------ ---------------------------------------------------- ----------------------------------
       Name of Trustee                  Dollar Range of Equity Securities           Aggregate Dollar Range of Equity
                                                    Per Fund                          Securities in All Registered
                                                                                    Investment Companies Overseen by
                                                                                      Trustee in The AIM Family of
                                                                                      Funds--Registered Trademark--
------------------------------ ---------------------------------------------------- ----------------------------------
Martin L. Flanagan(4)                                  N/A                                         N/A
------------------------------ ---------------------------------------------------- ----------------------------------
                               Capital Development                 Over $100,000
                               Charter                             Over $100,000
Robert H. Graham               Constellation                       Over $100,000              Over $100,000
                               Diversified Dividend                Over $100,000
                               Large Cap Growth                    Over $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
Philip A. Taylor(5)                                    -0-                                         -0-
------------------------------ ---------------------------------------------------- ----------------------------------
Bob R. Baker                                           -0-                                    Over $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
Frank S. Bayley                Charter                         $10,001 - $50,000              Over $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
James T. Bunch                 Large Cap Basic Value          $50,001 - $100,000              Over $100,000(6)
                               Large Cap Growth                    Over $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
                               Charter                              $1 - $10,000
Bruce L. Crockett              Constellation                        $1 - $10,000              Over $100,000(6)
                               Large Cap Growth               $50,001 - $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
Albert R. Dowden               Constellation                   $10,001 - $50,000              Over $100,000
                               Large Cap Growth                $10,001 - $50,000
------------------------------ ---------------------------------------------------- ----------------------------------
                               Charter                             Over $100,000
Jack M. Fields                 Constellation                       Over $100,000              Over $100,000(6)
                               Large Cap Growth                    Over $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
                               Capital Development                 Over $100,000
Carl Frischling                Charter                             Over $100,000
                               Constellation                       Over $100,000              Over $100,000(6)
                               Large Cap Growth               $50,001 - $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
Prema Mathai-Davis             Constellation                $50,001  - $ 100,000              Over $100,000(6)
                               Large Cap Basic Value          $50,001 - $100,000
                               Large Cap Growth                $10,001 - $50,000
------------------------------ ---------------------------------------------------- ----------------------------------
                               Capital Development                  $1 - $10,000              Over $100,000
Lewis F. Pennock               Charter                         $10,001 - $50,000
                               Diversified Dividend                 $1 - $10,000
                               Large Cap Basic Value                $1 - $10,000
------------------------------ ---------------------------------------------------- ----------------------------------
Ruth H. Quigley                Large Cap Growth                $10,001 - $50,000              Over $100,000
------------------------------ ---------------------------------------------------- ----------------------------------
Larry Soll                                             -0-                                    Over $100,000(6)
------------------------------ ---------------------------------------------------- ----------------------------------
Raymond Stickel, Jr.                                   -0-                                    Over $100,000
------------------------------ ---------------------------------------------------- ----------------------------------


(4) Mr. Flanagan was elected as a trustee of the Trust effective February 24, 2007, and therefore holdings as of December 31, 2006 are not reflected.

(5) Mr. Taylor was elected as a trustee of the Trust effective September 20, 2006.

(6) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds."

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM CHARTER FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of October 31, 2006:

------------------------ --------------- -------------------------- --------------------------- --------------------------
  "PORTFOLIO MANAGER      DOLLAR RANGE    OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                         OF INVESTMENTS        FUNDS (ASSETS IN          VEHICLES (ASSETS IN
                         IN EACH FUND(1)         MILLIONS)                  MILLIONS)              (ASSETS IN MILLIONS)
------------------------ --------------- ----------- -------------- ------------ -------------- ------------ -------------
                                         NUMBER OF      ASSETS       NUMBER OF      ASSETS       NUMBER OF      ASSETS
                                          ACCOUNTS                   ACCOUNTS                    ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                                                         AIM CHARTER FUND
--------------------------------------------------------------------------------------------------------------------------
Ronald S. Sloan            $500,001 -        6         $6,581.8          1           $9.6          6,509      $1,596.4(2)
                           $1,000,000
------------------------ --------------- ----------- -------------- ------------ -------------- ------------ -------------
Tyler Dann II(3)              None          None         None          None          None          None          None
------------------------ --------------- ----------- -------------- ------------ -------------- ------------ -------------
Brian Nelson(3)            $10,001 -        None         None          None          None          None          None
                           $50,000
------------------------ --------------- ----------- -------------- ------------ -------------- ------------ -------------


(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) These are accounts of individual investors for which AIM's affiliate, AIM Private Asset Management, Inc. ("APAM") provides investment advice. APAM offers separately managed accounts that are managed according to the investment models developed by AIM's portfolio managers and used in connection with the management of certain AIM funds. APAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

(3) Mr. Dann and Mr. Nelson began serving as portfolio managers on AIM Charter fund on May 1, 2007."